Goodwill - Schedule of Carrying Amount of Goodwill in Total and by Reportable Segment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Goodwill [Line Items]
Beginning balance	$ 8.6
Additions	14.2
Ending balance	22.8
Industrial Equipment
Goodwill [Line Items]
Beginning balance	4.8
Additions	6.0
Ending balance	10.8
Construction Equipment
Goodwill [Line Items]
Beginning balance	3.8
Additions	8.2
Ending balance	$ 12.0